Cover	Feb. 18, 2025
Cover [Abstract]
Document Type	8-K
Period End Date	Feb. 18, 2025
Entity File Number	001-41572
Registrant Name	Star Holdings
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	37-6762818
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Address Line Two	39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	930-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares of beneficial interest, $0.001 par value
Trading Symbol	STHO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
CIK	0001953366
Amendment	false